FlowStone Opportunity Fund
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

Investment Funds*	Geographic Region**	Investment Strategy	Cost	Fair Value	% of Net Assets	Original Acquisition Date
Co-Investments
MDCP Co-Investors (Jade I), L.P.(a)	Western Europe	Leveraged Buyout	$10,871,750	$12,644,154	1.67%	4/29/2025
Total Co-Investments (Cost $10,871,750) (1.67%)***				12,644,154

Primary Investments
Apax X USD, L.P.	Guernsey	Leveraged Buyout	$2,028,637	$2,627,381	0.35%	3/3/2020
Apax XI USD, L.P.(a)	Guernsey	Leveraged Buyout	4,308,833	4,851,230	0.64%	6/30/2022
Arlington Capital Partners VI, L.P.(a)	North America	Leveraged Buyout	9,054,628	11,097,119	1.47%	12/15/2023
Audax Private Equity Junior Capital Fund II, L.P.	North America	Private Equity Fund	428,601	466,173	0.06%	7/20/2023
Berkshire Fund XI-TE, L.P.(a)	North America	Leveraged Buyout	2,196,416	2,313,005	0.31%	6/28/2024
Clayton, Dubilier & Rice Fund XII, L.P.	North America	Leveraged Buyout	4,669,857	6,469,691	0.86%	9/2/2022
Clearlake Capital Partners VII (USTE), L.P.(a)	North America	Leveraged Buyout	8,339,427	8,330,046	1.10%	10/29/2021
CVC Capital Partners IX (A) L.P.	North America	Leveraged Buyout	3,261,512	3,992,361	0.53%	6/12/2023
Fin VC Flagship II, LP(a)	North America	Venture	2,804,581	2,954,441	0.39%	5/6/2021
Great Hill Equity Partners VIII, L.P.(a)	North America	Leveraged Buyout	3,900,533	3,648,610	0.48%	1/31/2022
Kohlberg Investors X, L.P.	North America	Leveraged Buyout	4,234,192	5,544,142	0.73%	6/30/2023
Liquid Stock I, L.P.(a)	North America	Private Equity Fund	3,384,500	3,116,701	0.41%	8/30/2019
Madison Dearborn Capital Partners VIII-A, L.P.	North America	Leveraged Buyout	4,582,794	4,070,463	0.54%	6/21/2021
New Mountain Partners VI, L.P.	North America	Leveraged Buyout	1,482,454	2,208,236	0.29%	4/21/2020
New Mountain Partners VII, L.P.(a)	North America	Leveraged Buyout	3,688,623	4,299,828	0.57%	12/22/2023
Platinum Equity Capital Partners VI, L.P.(a)	North America	Leveraged Buyout	6,139,955	8,566,191	1.13%	12/29/2023
Stone Point Fund IX, L.P.	North America	Leveraged Buyout	4,981,301	6,158,792	0.82%	3/31/2026
Stone Point Fund X, L.P.(a)	North America	Leveraged Buyout	340,822	194,853	0.03%	3/31/2026
Sun Capital Partners VIII-A, L.P.(a)(b)	Cayman	Leveraged Buyout	4,511,533	4,997,405	0.66%	6/30/2022
The Veritas Capital Fund VIII, LP	North America	Leveraged Buyout	9,363,838	12,281,500	1.63%	3/16/2022
The Veritas Capital Fund IX, LP(a)	North America	Leveraged Buyout	403,453	(7,474)	0.00%	12/18/2024
Vista Equity Partners Fund VIII-A, L.P.(a)	North America	Leveraged Buyout	6,527,849	7,737,499	1.02%	8/24/2022
Warburg Pincus Global Growth 14, L.P.(a)	North America	Leveraged Buyout	7,623,935	11,098,733	1.46%	1/31/2022
Total Primary Investments (Cost $98,258,274) (15.48%)***				117,016,926

Secondary Investments
AEA Investors Fund V LP (a)	North America	Leveraged Buyout	$508,297	$311,742	0.04%	1/1/2022
AIC Credit Opportunities Partners Fund II, L.P.	North America	Private Credit	1,453,580	651,284	0.09%	10/31/2019
American Securities Partners VI, L.P.	North America	Leveraged Buyout	3,027,387	1,483,298	0.20%	12/31/2021
Ampersand CF Limited Partnership - Class A(a)	North America	Leveraged Buyout	164,850	1,732,923	0.23%	10/29/2020
Ampersand CF Limited Partnership - Class B(a)	North America	Leveraged Buyout	276,734	2,752,535	0.36%	10/29/2020
Arsenal Capital Partners III-B LP(a)	North America	Leveraged Buyout	2,097,406	365,000	0.05%	1/1/2022
Audax Mezzanine Fund III, L.P.	North America	Private Credit	279,733	189,714	0.03%	6/30/2021
Audax Private Equity Fund III, L.P.	North America	Leveraged Buyout	—	75,378	0.01%	6/30/2023
Audax Private Equity Fund V-A, L.P.	North America	Leveraged Buyout	12,228,784	9,243,046	1.22%	6/30/2023
Audax Private Equity Fund VI-A, L.P.	North America	Leveraged Buyout	21,991,999	20,060,041	2.66%	6/30/2023
August Capital V, L.P.(a)	North America	Venture	10,066,876	6,520,635	0.86%	6/30/2022
August Capital V Special Opportunities, L.P.(a)	North America	Venture	11,460	345,373	0.05%	6/30/2022
Awz Pentera II, LLC(a)	North America	Venture	10,338,600	18,750,166	2.48%	8/24/2022
Bain Capital Empire Holdings, L.P. - Class C(a)	North America	Leveraged Buyout	6,738,340	7,110,722	0.94%	10/5/2022
Bain Capital Venture Fund 2009, L.P.(a)	North America	Venture	5,976,404	1,014,363	0.13%	6/30/2022
BC European Capital IX, L.P.	Guernsey	Leveraged Buyout	7,964,808	2,507,554	0.33%	12/31/2020
BC Partners Galileo (2) L.P.	Guernsey	Leveraged Buyout	1,839,525	2,305,998	0.31%	6/10/2021
Brookfield Capital Partners V L.P.	North America	Leveraged Buyout	24,609,873	30,383,252	4.02%	6/30/2023
Caltius Partners IV, L.P.	North America	Private Credit	2,790,633	679,329	0.09%	6/30/2021
Canaan VII, L.P.(a)	North America	Venture	—	315,216	0.04%	12/31/2019
Carlyle Europe Partners IV, L.P.(a)	United Kingdom	Leveraged Buyout	1,392,494	813,695	0.11%	12/31/2021
Carlyle Partners VI, L.P.(a)	North America	Leveraged Buyout	2,057,874	315,304	0.04%	12/31/2021
Castle Harlan Partners V & AIV(a)(b)(c)	North America	Leveraged Buyout	—	13,419	0.00%	9/30/2021
Cerberus Institutional Partners VI, L.P.	North America	Leveraged Buyout	377,331	617,294	0.08%	7/30/2021
Charles River Partnership XIV, LP(a)	North America	Venture	939,206	263,336	0.03%	6/30/2022
Clarus Lifesciences II, L.P.(a)	North America	Venture	—	318,187	0.04%	6/30/2022
Clayton, Dubilier & Rice Fund IX, L.P.	North America	Leveraged Buyout	6,232,341	2,295,563	0.30%	12/31/2021
Columbia Capital Equity Partners V (QP), L.P.(a)	North America	Venture	4,933,543	9,549,299	1.26%	6/30/2022
Court Square Capital Partners (Offshore) III, L.P.	North America	Leveraged Buyout	4,360,222	1,337,304	0.18%	12/31/2021
CRG Partners III (Holdings I) L.P.(a)(b)	North America	Private Credit	341,326	109,285	0.01%	6/30/2021
Crosslink Ventures V, L.P.(a)(b)(c)	North America	Venture	338,990	416,509	0.06%	1/1/2020
Cub SPV, L.P.(a)	North America	Leveraged Buyout	364,007	1,948,712	0.26%	6/30/2026
CVC Capital Partners VI (A) L.P.	Jersey	Leveraged Buyout	5,018,754	2,375,799	0.31%	1/1/2022
Dace Ventures I, L.P.(a)	North America	Venture	304,071	154,700	0.02%	12/31/2019
DBAG Fund VI (Guernsey) L.P.(a)	Guernsey	Leveraged Buyout	1,491,060	635,276	0.08%	12/31/2021
DFJ Growth 2006 Continuation, L.P.(a)	North America	Leveraged Buyout	1,497,477	72,621,212	9.61%	12/31/2019
EagleTree Partners IV, LP	North America	Leveraged Buyout	1,271,824	898,937	0.12%	6/30/2021
EnerTech Capital Partners III, L.P.(a)(b)	North America	Venture	128,580	4,458	0.00%	12/31/2019
Falcon Strategic Partners III, L.P.(a)	North America	Private Credit	1,464,069	1,729,773	0.23%	6/30/2021
Fifth Cinven Fund (No.4) Limited Partnership(a)	Western Europe	Leveraged Buyout	1,255,162	1,713,300	0.23%	3/31/2026
Fin Venture Capital I, L.P.(a)	North America	Venture	3,674,232	4,427,290	0.59%	6/30/2020
Flexpoint Fund II, L.P.(b)(d)	North America	Venture	414,645	930,034	0.12%	6/30/2022
Flexpoint Fund II, (Cayman), L.P.(a)(b)	Cayman	Leveraged Buyout	—	2,307	0.00%	12/31/2020
Flybridge Capital Partners III, LP(a)	North America	Venture	10,332,308	5,257,691	0.70%	6/30/2022
Francisco Partners III (Cayman), L.P.(a)	Cayman	Leveraged Buyout	—	186,153	0.02%	12/31/2020
Francisco Partners III (Domestic AIV), L.P.(a)	North America	Leveraged Buyout	—	68,023	0.01%	12/31/2020
Francisco Partners III, L.P.	North America	Leveraged Buyout	—	261,476	0.03%	12/31/2020
GF Capital Private Equity Fund II-B, L.P.(a)	North America	Leveraged Buyout	6,450,956	4,234,826	0.56%	12/31/2021
GTCR Evergreen Fund I/C LP	North America	Leveraged Buyout	1,498,690	4,435,974	0.59%	3/31/2023
Harvest Partners IX (Parallel), L.P.	North America	Leveraged Buyout	6,357,499	6,786,544	0.90%	3/31/2026
Hony Capital Fund V, L.P.(a)(b)	Cayman	Leveraged Buyout	1,392,656	775,554	0.10%	1/31/2022
ICG Ludgate Hill IB SCSp(a)(b)	Luxembourg	Leveraged Buyout	—	9,815,016	1.30%	6/22/2021
ICG Ludgate Hill IIIA Pioneer LP(a)(b)	Luxembourg	Leveraged Buyout	12,974,150	25,618,360	3.39%	9/26/2022
Icon Partners IV B, L.P.(a)	North America	Leveraged Buyout	8,963,275	10,731,873	1.42%	5/21/2021
Icon Partners V C, L.P.	North America	Leveraged Buyout	8,019,188	8,086,480	1.07%	8/27/2021
IK VII Fund(a)(b)	Jersey	Leveraged Buyout	—	4,832	0.00%	12/31/2021
Institutional Venture Partners XIV, L.P.	North America	Venture	2,331,270	519,089	0.07%	12/31/2021
Intermediate Capital Asia Pacific Fund 2008, L.P.(a)	Jersey	Private Credit	—	154,834	0.02%	6/30/2021
JFL-NG Continuation Fund, L.P.(a)	North America	Leveraged Buyout	2,833,216	5,761,539	0.76%	10/27/2021
KKR Americas Fund XII L.P. (Ranger)	North America	Leveraged Buyout	3,245,800	3,622,940	0.48%	3/28/2024
KKR Americas Fund XII L.P. (ST)	North America	Leveraged Buyout	15,830,646	17,460,810	2.31%	3/28/2024
KKR Asian Fund III L.P.	North America	Leveraged Buyout	3,151,128	3,170,436	0.42%	3/28/2024
KKR Health Care Strategic Growth Fund L.P.	North America	Leveraged Buyout	1,942,113	2,303,990	0.30%	3/28/2024
KKR North America Fund XI L.P.(a)	North America	Leveraged Buyout	767,311	890,692	0.12%	3/28/2024
Kohlberg TE Investors VIII-B, L.P.(a)	North America	Leveraged Buyout	26,180,327	26,740,764	3.54%	12/30/2022
LEP Opportunities II, L.P.(a)	North America	Leveraged Buyout	9,637,797	9,274,901	1.23%	6/27/2022
Lightspeed Ascent Fund, L.P.(a)	North America	Venture	19,139,763	25,829,934	3.42%	11/13/2024
Lincolnshire Equity Fund IV-A, L.P.(a)	North America	Leveraged Buyout	1,768,488	1,685,932	0.22%	12/31/2020
Littlejohn Fund IV, LP	North America	Leveraged Buyout	—	95,612	0.01%	9/30/2021
Lord Investment S.a r.l. (Valextra SpA)(a)(b)(e)	Western Europe	Leveraged Buyout	1,896,624	116,504	0.02%	3/31/2022
Madison Dearborn Capital Partners VII-A, L.P.	North America	Leveraged Buyout	6,669,779	7,875,695	1.04%	9/27/2024
Madison Dearborn Capital Partners VIII, L.P. (Sol)	North America	Leveraged Buyout	4,130,686	4,070,463	0.54%	9/27/2024

MDCP Insurance SPV, L.P.	North America	Leveraged Buyout	8,066,498	14,796,069	1.96%	4/24/2023
MDCP VII Auxiliary SPV, L.P.(a)	North America	Leveraged Buyout	725,012	985,940	0.13%	9/27/2024
MDV IX, L.P.(a)	North America	Venture	6,134,654	7,434,346	0.98%	12/31/2020
Milestone Partners FS LP(a)	North America	Leveraged Buyout	1,537,850	607,734	0.08%	12/31/2021
Milestone Partners IV, L.P.(a)	North America	Leveraged Buyout	1,610,840	1,608,122	0.21%	12/31/2021
Morgenthaler Venture Partners IX, LP(a)	North America	Venture	143,443	367,196	0.05%	12/31/2020
NEO Capital Private Equity Fund II L.P.(a)(b)	Western Europe	Fund of Funds	1,982,161	2,265,878	0.30%	1/18/2022
New Enterprise Associates 13, L.P.(a)	North America	Venture	5,103,250	1,360,368	0.18%	1/3/2023
New Mountain WCO Continuation Feeder, L.P.(a)	North America	Leveraged Buyout	3,725,311	3,972,594	0.53%	3/27/2026
New Mountain WCO Rollover Fund, L.P.(a)	North America	Leveraged Buyout	627,536	662,139	0.09%	4/23/2026
NYLCAP Mezzanine Offshore Partners III, L.P.	North America	Private Credit	—	—	0.00%	6/30/2021
Oaktree European Principal Fund III (U.S.), L.P.(a)	Cayman	Private Credit	1,149,338	440,274	0.06%	11/1/2021
Onex Partners III LP	North America	Leveraged Buyout	314,623	402,767	0.05%	10/1/2021
Park Square Capital Partners II, L.P.(a)	Guernsey	Private Credit	1,682,432	426,161	0.06%	6/30/2021
Parthenon Investors III, L.P.(a)	North America	Leveraged Buyout	434,543	623,160	0.08%	12/31/2019
Peepul Capital Fund II LLC(a)(b)	Mauritius	Venture	780,497	54,057	0.01%	6/30/2022
Pegasus WSJLL Fund, L.P.(a)	North America	Leveraged Buyout	8,887,155	10,250,000	1.36%	12/14/2021
Permira V(b)	Guernsey	Leveraged Buyout	5,012,387	1,378,728	0.18%	2/1/2022
Platinum Equity Capital Partners III, L.P.	North America	Leveraged Buyout	1,072,433	334,704	0.04%	3/31/2022
PlayCore CV, L.P.	North America	Leveraged Buyout	1,748	1,072,722	0.14%	11/8/2024
Point 406 Ventures I, L.P.(a)	North America	Venture	1,865,426	471,094	0.06%	12/31/2019
Pro SPV, LP	North America	Leveraged Buyout	9,738,281	2,914,664	0.39%	8/27/2021
PT2-A, L.P.(a)	North America	Leveraged Buyout	6,515,319	9,381,544	1.24%	12/15/2021
Raine Partners II, L.P.(a)	North America	Leveraged Buyout	1,512,037	1,400,721	0.19%	9/27/2024
Raine Partners III, L.P.(a)	North America	Leveraged Buyout	2,395,966	1,887,700	0.25%	9/27/2024
Redpoint Ventures IV, L.P.(a)	North America	Venture	3,020,976	1,387,549	0.18%	12/31/2020
Rembrandt Venture Partners Fund Two, L.P.(a)	North America	Venture	922,119	1,051,211	0.14%	12/31/2019
Reverence Capital Partners Opportunities Fund I, L.P.(a)(b)	North America	Leveraged Buyout	965,696	886,424	0.12%	12/31/2020
Riverstone Global Energy and Power Fund VI, LP	North America	Leveraged Buyout	—	96,628	0.01%	6/30/2021
Roark Capital Partners CF LP	North America	Leveraged Buyout	10,962,434	18,833,493	2.49%	8/19/2022
Savant Growth Fund I, LP(a)	North America	Leveraged Buyout	2,072,626	775,189	0.10%	12/8/2020
SEI Holding I LP(a)	North America	Leveraged Buyout	911,878	2,008,859	0.27%	3/31/2022
StepStone Real Estate Partners III, L.P.(b)	North America	Fund of Funds	36,946	38,973	0.01%	6/30/2021
Stone Point Parallel Fund IX, L.P.	North America	Leveraged Buyout	14,486,092	14,855,747	1.97%	9/17/2021
Summit Partners Growth Equity Fund IX-A, L.P.(a)	North America	Leveraged Buyout	2,582,582	1,584,460	0.21%	6/30/2021
Summit Partners Subordinated Debt IV-B, L.P.(a)	North America	Private Credit	571,962	127,579	0.02%	6/30/2021
TA XII-B, L.P.	North America	Leveraged Buyout	12,504,057	10,868,273	1.44%	6/30/2023
TA Subordinated Debt Fund III, L.P.(a)	North America	Private Credit	86,573	79,879	0.01%	7/30/2021
The Peninsula Fund V, L.P.	North America	Private Credit	7,751,805	837,575	0.11%	7/1/2021
The Resolute III Continuation Fund, L.P.	North America	Leveraged Buyout	2,110,919	2,286,419	0.30%	9/20/2024
The Veritas Capital Partners IV, LP(a)	North America	Leveraged Buyout	27,559	4,367	0.00%	1/1/2022
TI IV R1 CF Reinvest, L.P.(a)	North America	Leveraged Buyout	865,554	1,215,343	0.16%	12/11/2024
TowerBrook Investors IV (OS), L.P.	North America	Leveraged Buyout	3,720,094	832,435	0.11%	12/31/2021
Triton Fund IV L.P.	Western Europe	Leveraged Buyout	2,961,509	2,591,565	0.34%	3/31/2026
TZP Capital Partners I (PIV), LP(a)	North America	Leveraged Buyout	85,988	122,610	0.02%	4/7/2021
TZP Capital Partners II-A (Blocker), LP(a)	North America	Leveraged Buyout	653,921	897,464	0.12%	4/7/2021
TZP Small Cap Partners I-A (Blocker), LP	North America	Leveraged Buyout	251,238	143,421	0.02%	4/7/2021
Versant Venture Capital IV, L.P.(a)	North America	Venture	6,545,505	373,612	0.05%	12/31/2020
Vestar Capital Partners Rainforest, L.P.(a)	North America	Leveraged Buyout	6,901,703	7,096,364	0.94%	4/5/2024
Warburg Pincus Financial Sector, L.P.(a)	North America	Leveraged Buyout	15,589,904	12,481,102	1.65%	6/30/2022
Warburg Pincus Global Growth L.P.	North America	Leveraged Buyout	10,998,469	21,917,457	2.90%	6/30/2022
Warburg Pincus Global Growth L.P. (ST)	North America	Leveraged Buyout	16,287,617	21,917,457	2.90%	3/21/2024
Warburg Pincus Jovian FS, L.P.	North America	Leveraged Buyout	—	2,800,313	0.37%	12/3/2024
Warburg Pincus Jovian GG, L.P.	North America	Leveraged Buyout	—	4,716,168	0.62%	12/3/2024
Warburg Pincus Private Equity XII, L.P.(a)	North America	Leveraged Buyout	14,193,237	10,977,366	1.45%	6/30/2022
West Street Capital Partners VII (Offshore), L.P.(a)	North America	Leveraged Buyout	6,688,190	11,149,890	1.48%	6/30/2026
West Street Capital Partners VIII (Offshore), L.P.(a)	North America	Leveraged Buyout	38,249,043	45,674,653	6.04%	6/30/2026
WP Global Growth 14 Partners, L.P. (Ranger)(a)	North America	Leveraged Buyout	2,157,972	3,314,450	0.44%	3/27/2024
WP Global Growth Partners L.P. (Ranger)(a)	North America	Leveraged Buyout	1,977,043	2,718,438	0.37%	3/27/2024
WP XI Partners, L.P.	North America	Leveraged Buyout	678,768	575,740	0.08%	3/27/2024
Total Secondary Investments (Cost $564,574,886) (88.47%)***				668,462,654
Total Investment Funds (Cost $673,704,910) (105.62%)***				$798,123,734

Short-Term Investment (9.17%)***				Shares		Fair Value
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 3.51% (f)				69,283,788		$69,283,788
Total Money Market Fund (Cost $69,283,788) (9.17%)***						$69,283,788

Total Investments (Cost $742,988,698) (114.79%)***						$867,407,522
Liabilities in excess of other assets (-14.79%)***						(111,739,559)
Net Assets - 100.00%***						$755,667,963

Co-Investments are direct investments in Private Equity Funds made alongside a lead Private Equity Firm.

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

* Restricted investments as to resale. Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Underlying Investment Fund's Investment Manager, as they become available.

** The geographic region disclosed is based on where each Investment Fund is domiciled.

*** As a percentage of total net assets.

(a)	Non-income producing.

(b)	Fair valued by the Valuation Designee based on policies and procedures established by the Board of Trustees and considered a Level 3 investment. The total value of these investments is $47,427,743, which represents 6.28% of total net assets.

(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(d)	This investment is made through the wholly owned subsidiary FlowStone Opportunity Fund (Blocker), LLC the “Subsidiary”.

(e)	The Fund invests indirectly in Valextra SpA through Lord Investments S.a.r.l.

(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.